Reverse Stock Split	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Text Block [Abstract]
Reverse Stock Split

13. Reverse Stock Split

On August 1, 2013, the Company amended and restated its certificate of incorporation to effect the conversion of its outstanding convertible preferred stock into common stock on a 1-for-1 basis followed immediately by a reverse split of shares of its common stock (including the common stock issued upon conversion of the convertible preferred stock) at a 1-for-3.138458 ratio (the “Reverse Stock Split”). The amendment also increased the number of shares of common stock authorized for issuance to 250,000,000 shares and the number of shares of preferred stock authorized for issuance to 20,000,000. The par value of the common stock and preferred stock was not adjusted as a result of the Reverse Stock Split.

All issued and outstanding common stock, preferred stock, and warrants for common stock or preferred stock, and the related per share amounts contained in the condensed consolidated financial statements, have been retroactively adjusted to give effect to this Reverse Stock Split for all periods presented.

19. Reverse Stock Split

On August 1, 2013, the Company amended and restated its certificate of incorporation to effect the conversion of its outstanding convertible preferred stock into common stock on a 1-for-1 basis followed immediately by a reverse split of shares of its common stock (including the common stock issued upon conversion of the convertible preferred stock) at a 1-for-3.138458 ratio (the “Reverse Stock Split”). The amendment also increased the number of shares of common stock authorized for issuance to 250,000,000 shares and the number of shares of preferred stock authorized for issuance to 20,000,000. The par value of the common stock and preferred stock was not adjusted as a result of the Reverse Stock Split.

All issued and outstanding common stock, preferred stock, and warrants for common stock or preferred stock, and the related per share amounts contained in the consolidated financial statements, have been retroactively adjusted to give effect to this Reverse Stock Split for all periods presented.